UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8372

TRAVELERS SERIES FUND INC.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

c/o Citigroup Asset Management

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: July 31, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

TRAVELERS SERIES FUND INC.

SMITH BARNEY LARGE CAP VALUE PORTFOLIO

FORM-NQ

JULY 31, 2005

SMITH BARNEY LARGE CAP VALUE PORTFOLIO

Schedule of Investments (unaudited)	July 31, 2005

SHARES	SECURITY	VALUE
COMMON STOCK - 97.7%
CONSUMER DISCRETIONARY - 15.1%
Hotels, Restaurants & Leisure - 1.9%
195,700	McDonald’s Corp.	$6,099,969

Household Durables - 1.1%
140,000	Newell Rubbermaid Inc.	3,481,800

Media - 10.0%
166,500	Comcast Corp., Class A Shares *	5,116,545
42,340	Discovery Holding Co., Class A Shares *	604,192
104,600	EchoStar Communications Corp., Class A Shares *	3,004,112
21,300	Liberty Global Inc., Class A Shares *	1,010,472
423,800	Liberty Media Corp., Class A Shares *	3,725,202
483,000	News Corp., Class B Shares	8,375,220
112,700	SES Global, FDR	1,768,818
304,500	Time Warner Inc.	5,182,590
95,400	Viacom Inc., Class B Shares	3,194,946

		31,982,097

Multiline Retail - 2.1%
65,000	J.C. Penney Co. Inc.	3,649,100
54,600	Target Corp.	3,207,750

		6,856,850

	TOTAL CONSUMER DISCRETIONARY	48,420,716

CONSUMER STAPLES - 8.2%
Food & Staples Retailing - 2.6%
265,100	Kroger Co. *	5,262,235
62,100	Wal-Mart Stores Inc.	3,064,635

		8,326,870

Food Products - 0.9%
148,900	Sara Lee Corp.	2,967,577

Household Products - 1.2%
59,400	Kimberly-Clark Corp.	3,787,344

Tobacco - 3.5%
165,900	Altria Group Inc.	11,108,664

	TOTAL CONSUMER STAPLES	26,190,455

ENERGY - 11.6%
Energy Equipment & Services - 3.9%
149,900	ENSCO International Inc.	6,052,962
86,700	GlobalSantaFe Corp.	3,900,633
42,900	Nabors Industries Ltd. *	2,807,805

		12,761,400

Oil, Gas & Consumable Fuels - 7.7%
51,100	BP PLC, Sponsored ADR	3,366,468
196,400	El Paso Corp.	2,356,800
92,300	Marathon Oil Corp.	5,386,628
24,800	Nexen Inc.	922,560
52,900	Royal Dutch Shell PLC, ADR, Class A Shares	3,241,712
48,800	Suncor Energy Inc.	2,386,320
56,000	Total SA, Sponsored ADR	7,000,000

		24,660,488

	TOTAL ENERGY	37,421,888

FINANCIALS - 29.0%
Capital Markets - 4.6%
73,000	Bank of New York Co. Inc.	2,246,940
38,900	Goldman Sachs Group Inc.	4,180,972
106,200	Merrill Lynch & Co. Inc.	6,242,436

See Notes to Schedule of Investments.

SMITH BARNEY LARGE CAP VALUE PORTFOLIO

Schedule of Investments (unaudited) (continued)	July 31, 2005

SHARES	SECURITY	VALUE
Capital Markets (continued)
40,500	Morgan Stanley	$2,148,525

		14,818,873

Commercial Banks - 8.0%
234,500	Bank of America Corp.	10,224,200
55,200	Comerica Inc.	3,372,720
103,600	U.S. Bancorp	3,114,216
95,400	Wachovia Corp.	4,806,252
68,400	Wells Fargo & Co.	4,195,656

		25,713,044

Consumer Finance - 4.1%
83,500	American Express Co.	4,592,500
83,000	Capital One Financial Corp.	6,847,500
72,400	MBNA Corp.	1,821,584

		13,261,584

Diversified Financial Services - 1.2%
105,400	JPMorgan Chase & Co.	3,703,756

Insurance - 5.8%
111,400	American International Group Inc.	6,706,280
39,800	Chubb Corp.	3,535,036
57,700	Loews Corp.	4,825,451
78,800	St. Paul Travelers Cos. Inc.	3,468,776

		18,535,543

REITs - 3.0%
138,500	Equity Office Properties Trust	4,909,825
116,200	Equity Residential	4,694,480

		9,604,305

Thrifts & Mortgage Finance - 2.3%
74,900	Freddie Mac	4,739,672
40,540	Golden West Financial Corp.	2,639,965

		7,379,637

	TOTAL FINANCIALS	93,016,742

HEALTH CARE - 7.7%
Health Care Equipment & Supplies - 0.5%
24,600	Guidant Corp.	1,692,480

Health Care Providers & Services - 2.4%
39,000	Aetna Inc.	3,018,600
66,300	WellPoint Inc. *	4,690,062

		7,708,662

Pharmaceuticals - 4.8%
58,600	Johnson & Johnson	3,748,056
64,600	Novartis AG, Sponsored ADR	3,146,666
141,900	Pfizer Inc.	3,760,350
105,800	Sanofi-Aventis, ADR	4,581,140

		15,236,212

	TOTAL HEALTH CARE	24,637,354

INDUSTRIALS - 8.3%
Aerospace & Defense - 5.8%
96,100	Boeing Co.	6,343,561
77,000	Lockheed Martin Corp.	4,804,800
87,300	Raytheon Co.	3,433,509
82,300	United Technologies Corp.	4,172,610

		18,754,480

See Notes to Schedule of Investments.

SMITH BARNEY LARGE CAP VALUE PORTFOLIO

Schedule of Investments (unaudited) (continued)	July 31, 2005

SHARES	SECURITY	VALUE
Commercial Services & Supplies - 1.1%
62,600	Avery Dennison Corp.	$3,547,542

Industrial Conglomerates - 1.4%
60,700	Textron Inc.	4,502,119

	TOTAL INDUSTRIALS	26,804,141

INFORMATION TECHNOLOGY - 8.3%
Communications Equipment - 3.9%
116,600	Comverse Technology Inc. *	2,948,814
347,100	Nokia Oyj, Sponsored ADR	5,536,245
1,532,100	Nortel Networks Corp. *	4,029,423

		12,514,482

Computers & Peripherals - 2.0%
38,500	International Business Machines Corp.	3,213,210
50,100	Lexmark International Inc., Class A Shares *	3,141,270

		6,354,480

Semiconductors & Semiconductor Equipment - 0.5%
40,600	Maxim Integrated Products Inc.	1,699,922

Software - 1.9%
233,300	Microsoft Corp.	5,974,813

	TOTAL INFORMATION TECHNOLOGY	26,543,697

MATERIALS - 1.5%
Chemicals - 1.5%
49,300	Air Products & Chemicals Inc.	2,946,168
41,900	E.I. du Pont de Nemours & Co.	1,788,292

	TOTAL MATERIALS	4,734,460

TELECOMMUNICATION SERVICES - 6.9%
Diversified Telecommunication Services - 4.5%
97,300	ALLTEL Corp.	6,470,450
78,900	AT&T Corp.	1,562,220
196,000	SBC Communications Inc.	4,792,200
68,500	Sprint Corp.	1,842,650

		14,667,520

Wireless Telecommunication Services - 2.4%
218,700	Nextel Communications Inc., Class A Shares *	7,610,760

	TOTAL TELECOMMUNICATION SERVICES	22,278,280

UTILITIES - 1.1%
Multi-Utilities - 1.1%
82,200	Sempra Energy	3,493,500

	TOTAL INVESTMENTS BEFORE SHORT - TERM INVESTMENT (Cost - $267,598,714)	313,541,233

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENT - 0.4%
Repurchase Agreement - 0.4%
$1,228,000	Interest in $675,460,000 joint tri-party repurchase agreement dated 7/29/05 with Goldman Sachs & Co., 3.300% due 8/1/05, Proceeds at maturity - $1,228,338; (Fully collateralized by various U.S. Treasury Obligations, 0.000% to 12.000% due 8/15/05 to 4/15/32; Market value - $1,252,563) (Cost - $1,228,000)	1,228,000

	TOTAL INVESTMENTS - 98.1% (Cost - $268,826,714#)	314,769,233
	Other Assets in Excess of Liabilities - 1.9%	6,202,506

	TOTAL NET ASSETS - 100.0%	$320,971,739

See Notes to Schedule of Investments.

SMITH BARNEY LARGE CAP VALUE PORTFOLIO

Schedule of Investments (unaudited) (continued)	July 31, 2005

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt
FDR	— Foreign Depositary Receipt
REITs	—Real Estate Investment Trust

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney Large Cap Value Portfolio (the “Fund”), is a separate diversified investment fund of Travelers Series Fund Inc. (“Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$53,836,162
Gross unrealized depreciation	(7,893,643)

Net unrealized appreciation	$45,942,519

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Travelers Series Fund Inc.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	September 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	September 28, 2005

By:	/s/ JAMES M. GIALLANZA
James M. Giallanza
Chief Financial Officer

Date:	September 28, 2005